PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Prepayments and Other Current Assets

	As of December 31,
	2013	2014
	US$	US$

Prepaid expenses	4,498	4,800
Advance to employees	696	1,121
Rental and other deposits	653	858
Interest receivable	14,411	20,722
Receivable from a broker for exercise of employee stock options	807	667
Deposit for non-current assets	8,037	-
Others	2,656	1,993

	31,758	30,161